Exhibit 99.1 Schedule 2

Data Compare Summary (Total)
Run Date - 10/22/2024 12:31:00 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	6	32	18.75%	63
City	0	32	0.00%	63
State	0	60	0.00%	63
Zip	8	32	25.00%	63
Note Date	6	60	10.00%	63
Original Loan Amount	16	60	26.67%	63
First Payment Date	21	60	35.00%	63
Original Term	31	57	54.39%	63
Amortization Term	12	26	46.15%	63
Maturity Date	37	60	61.67%	63
Original Interest Rate	17	59	28.81%	63
Original P&I	8	31	25.81%	63
Amortization Type	31	53	58.49%	63
Representative FICO	38	54	70.37%	63
Property Type	7	60	11.67%	63
Interest Only	19	54	35.19%	63
Lien Position	0	56	0.00%	63
Occupancy	6	30	20.00%	63
Purpose	38	58	65.52%	63
Doc Type	17	22	77.27%	63
Appraisal Date	24	24	100.00%	63
# of Units	3	49	6.12%	63
Refi Purpose	40	55	72.73%	63
Balloon Flag	14	47	29.79%	63
Original LTV	5	29	17.24%	63
Neg Am	1	26	3.85%	63
LTV Valuation Value	18	55	32.73%	63
Interest Only Period	20	23	86.96%	63
Index Type	14	18	77.78%	63
Margin	28	33	84.85%	63
First Interest Rate Change Date	10	12	83.33%	63
Next Interest Rate Change Date	31	32	96.88%	63
Interest Rate Change Frequency	28	31	90.32%	63
Interest Rate Life Min	28	31	90.32%	63
Interest Rate Life Max	28	33	84.85%	63
Interest Rate Life Cap	29	29	100.00%	63
Interest Rate Periodic Floor	31	31	100.00%	63
Interest Rate Periodic Cap	28	32	87.50%	63
Interest Rate Life Floor	12	12	100.00%	63
Interest Collection Type	3	5	60.00%	63
Contract Sales Price	6	6	100.00%	63
First Payment Change Date	1	2	50.00%	63
Interest Rate Initial Cap	0	2	0.00%	63
Interest Rate Initial Floor	1	1	100.00%	63
Payment Change Frequency	1	1	100.00%	63
Payment Frequency	0	1	0.00%	63
PMI Coverage %	2	2	100.00%	63
Original CLTV	0	5	0.00%	63
MERS Min Number	1	2	50.00%	63
Maximum Balance %	1	1	100.00%	63
PMI Company	1	1	100.00%	63
Borrower First Name	0	3	0.00%	63
Borrower Last Name	0	3	0.00%	63
Appraised Value	2	2	100.00%	63
Total	729	1,595	45.71%	63